CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF REVENUES BY CONCENTRATION OF RISK
	As of December 31, 2021		As of December 31, 2020
	USD	%	USD	%
Tapaszto Optic	1,049	13%	386	75%
Infar International	6,833	84%	125	25%
Cross Optical	255	3%

Total	8,137	100%	511	100%